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                                    SELIGMAN
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                                    SELIGMAN
                                    MUNICIPAL
                                  SERIES TRUST


                 -----------------------------------------------
                  Providing Income Free From Regular Income Tax

                       SEPTEMBER 30, 1997 * ANNUAL REPORT

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Over the Long Term -- J. & W. Seligman & Co. Incorporated


TIME IS THE TEST

    In an industry that has changed dramatically in recent years, it's comforting to know that stability, tradition, and consistent professional service can still be found in an investment management firm.

    J. & W. Seligman & Co. Incorporated has been providing financial services for more than 130 years. From its beginning, Seligman has followed a long-term approach to making money for its clients, by managing investment products and providing services of the highest quality. Today, Seligman manages the Seligman Group of Funds, which offers investors more than 50 investment options.


A PLACE IN HISTORY

    Established in 1864, Seligman played a major role in the geographical expansion and industrial development of the United States. The firm helped finance the westward path of the railroads and the building of the Panama Canal. In the late 1800s and early 1900s, the firm was instrumental in financing the fledgling automobile and steel industries. Seligman also participated in the original underwritings for some of the nation's most prominent companies, including General Motors, Victor Talking Machine, United Artists Theater Circuit, and Maytag. In 1929, Seligman introduced Tri-Continental Corporation -- which today is the nation's largest diversified closed-end investment company. In 1930, Seligman began managing its first mutual fund, Broad Street Investing Co., now known as Seligman Common Stock Fund.


SELIGMAN MUNICIPAL SERIES TRUST

    Seligman Municipal Series Trust, which commenced operations on November 20, 1984, is a series of state-specific municipal bond funds that seek to maximize income exempt from regular federal income taxes and from personal income taxes in the applicable state. This is done consistent with the preservation of capital and with consideration given to opportunities for capital gain by investing in municipal securities of the designated state, its political subdivisions, municipalities, and public authorities.


James, Jesse, and Joseph Seligman


TABLE OF CONTENTS

To the Shareholders....................................     1
Interview With Your Portfolio Manager..................     2
Performance Overview and Portfolio Summary.............     4
Portfolios of Investments..............................     8
Statements of Assets and Liabilities...................    14
Statements of Operations...............................    15
Statements of Changes in Net Assets....................    16
Notes to Financial Statements..........................    18
Financial Highlights...................................    21
Report of Independent Auditors.........................    25
Trustees...............................................    26
Executive Officers and For More Information............    27
Glossary of Financial Terms............................    28




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To the Shareholders

   Seligman Municipal Series Trust posted strong results in its fiscal year ended September 30, 1997. The steady growth of the economy, combined with benign levels of inflation, reduced yields in the municipal bond market beginning in May. Bond prices rose, improving the Trust's total returns as it continued to provide monthly income free from regular income tax. Additional information on the Trust's investment results begins on page 4.

   Long-term municipal bond yields fluctuated within a narrow range during the Trust's first quarter and into the early part of 1997. By March, yields began to rise in response to reports of strong economic growth and in anticipation of a Federal Reserve Board interest rate increase. After raising the federal funds rate to 5.50% from 5.25% on March 25, the Fed left rates unchanged. As economic growth continued without prompting a noticeable increase in inflation, the municipal bond market rallied from May to July, and then traded within a narrow range from August to September.

   The yield on the Bond Buyer 20-Bond General Obligation Index, a benchmark for the municipal market, ended the Trust's fiscal year at 5.36% on September 30, 1997, significantly lower than its 12-month high of 5.88% on April 10, and only slightly higher than the July 31 low of 5.23%. The yield for the Bond Buyer 20-Bond General Obligation Index stood at 5.76% on September 30, 1996.

   While economic indicators have been mixed recently, the overall tone of the environment is good. Unemployment levels have remained historically low, consumer and producer prices have been fairly stable, consumer spending has been increasing at a reasonable rate, and orders for durable goods - goods that have a life span of three or more years - have been rising. This economic expansion has improved the financial well-being of municipalities and increased investor confidence in the municipal bond market.

   The next few months could be more challenging, given the recent volatility in the global equity markets and the business slowdown in Southeast Asia. Nevertheless, US economic reports remain positive overall. There are still a few areas where potential inflationary problems persist, particularly in the labor market. A significant increase in labor costs could prompt the Fed to become more restrictive and move interest rates up another notch, though this is a fading risk given recent international events. Nonetheless, the future prospects of both the municipal bond market and your Trust remain positive. Supply and demand levels in the municipal market should remain favorable regardless of the short-term impact of any Fed move.

   We thank you for your continued interest in Seligman Municipal Series Trust, and look forward to serving your investment needs in the many years to come.

   A discussion with your Portfolio Manager, performance overviews, portfolio holdings, and financial statements follow this letter.

By order of the Trustees,




/S/ William C. Morris
Chairman

                                                             /S/ Brian T. Zino
                                                                     President
October 31, 1997


                                                                               1
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Interview With Your Portfolio Manager, Thomas G. Moles

Q. What economic factors affected Seligman Municipal Series Trust in the last 12 months?

A. A healthy economy and a stable rate of inflation would seem the best of all possible worlds. However, for much of the past year, the fixed-income markets were most heavily influenced by economic growth and whether or not inflation was an important risk factor. The longer the economic expansion endured, the more anxious some market participants became that rising inflation was just around the corner. The strong employment picture was of particular concern. While low unemployment resulted in scattered labor shortages, it did not translate into meaningfully higher wages. To date, wage pressures continue to be restrained, mainly due to productivity improvements and global competition. The market's reluctance to accept the premise that economic vigor and low inflation are not mutually exclusive has prevented long-term interest rates from falling to levels that would better reflect this remarkable economic environment.

Q. What market factors affected Seligman Municipal Series Trust in the last 12 months?

A. Seligman Municipal Series Trust ended its fiscal year on a positive note. During the past 12 months, long-term municipal yields, as measured by the Bond Buyer 20-Bond General Obligation Index, fluctuated within a narrow trading range. At September 30, 1997, yields were almost a half-point lower than at the beginning of the Trust's fiscal year. The declining interest rate environment led to rising prices for the majority of the holdings and favorable performance results for each Series.

     Investor demand for municipal securities generally kept pace with supply, contributing to the relative stability of the municipal bond market. While new issue volume has increased modestly over the past several years, it has had a negligible impact on the total outstanding supply of municipal bonds due to a record number of bond calls and redemptions.

     Additionally, the extraordinary economic expansion, now in its seventh year, continued to improve credit trends for the nation's states, cities, and municipalities. Year-to-date, credit rating upgrades significantly outnumbered rating downgrades. Within Seligman Municipal Series Trust, the overall credit quality of the portfolios improved as several of our holdings received upgraded ratings.

Q. What was your investment strategy?

A. Consistent with our positive long-term interest rate outlook, new purchases were concentrated in longer maturity bonds. Generally, for a parallel decline in yields, long-term bonds appreciate more in price than shorter-term bonds. Long-term bonds also offer significantly higher yields than shorter-term bonds, allowing us to improve the Trust's yields. Further, given the market's short-term volatility, we sought to lessen the impact of temporary interest rate increases on the Trust's net asset values without sacrificing future upside potential. To do

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A TEAM APPROACH

Seligman Municipal Series Trust is managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles is assisted in the management of the Trust by a group of seasoned professionals who are responsible for research and trading consistent with the Trust's investment objective.

YOUR PORTFOLIO MANAGER

Thomas G. Moles is a Managing Director of J. & W. Seligman & Co. Incorporated, Vice President and Portfolio Manager of Seligman Municipal Series Trust and the other Seligman municipal mutual funds that include 19 separate portfolios, and President and Portfolio Manager of Seligman Select Municipal Fund and Seligman Quality Municipal Fund. He is responsible for more than $1.8 billion in municipal securities. Mr. Moles, with more than 25 years of experience, has spearheaded Seligman's municipal investment efforts since joining the firm in 1983.

Seligman Municipals Team: (from left) Audrey Kuchtyak, Theresa Barion, Debra McGuinness, (seated) Eileen Comerford, Thomas G. Moles (Portfolio Manager)
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2

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Interview With Your Portfolio Manager, Thomas G. Moles

   this, we elected to purchase mostly current coupon bonds (bonds with coupon rates at or near current market rates). Current coupon bonds are intrinsically less sensitive to changes in interest rates than lower coupon bonds of the same maturity.

     As each Series matures, older, callable portfolio holdings are approaching their optional call dates, resulting in increased reinvestment risk. (Callable bonds are bonds that are redeemable on specified dates and at specified prices -- prior to maturity -- at the option of the issuer.) In general, an open-end fund's income distributions will, over time, move toward current market levels as a result of portfolio activity, shareholder transactions, and bond calls and redemptions. In the past year, we focused on improving the Trust's call protection by selling shorter-call bonds and replacing them with longer-call bonds, while attempting to minimize the impact on income distributions.

Q. What is the outlook?

A. While fixed-income market participants remain cautious, economic fundamentals point to a continuation of steady, moderate growth with low inflation. We, therefore, remain optimistic regarding the long-term prospects of the Trust. Stable long-term interest rates, improving credit trends, and attractive real rates of return bode well for the performance of the municipal bond market going forward. We believe municipal bond funds will continue to play an important role in helping investors meet their investment goals. At Seligman, we have a straightforward approach to managing municipal bond funds. We invest for the long term, building diversified portfolios of quality bonds, and always work to provide our shareholders with competitive investment returns.

                                                                              3
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Performance Overview and Portfolio Summary

    The following charts compare a $10,000 hypothetical investment made in each Series of Seligman Municipal Series Trust Class A shares, with and without the initial 4.75% maximum sales charge, for the 10-year or since-inception (where applicable) periods ended September 30, 1997, to a $10,000 hypothetical investment made in the Lehman Brothers Municipal Bond Index (Lehman Index) for the same periods. The performance of each Series of Seligman Municipal Series Trust Class D shares is not shown in the charts but is included in the table below each chart. It is important to keep in mind that the Lehman Index does not include any fees or sales charges and does not reflect state-specific bond market performance. The table below each chart also includes relevant portfolio characteristics for each Series.

SELIGMAN CALIFORNIA MUNICIPAL HIGH-YIELD SERIES

       California High-Yield Series Class A
                   With      Without
                   Sales     Sales
       DATE        Charge    Charge    Lehman Index
-----------------------------------------------------
     30-Sep-87     $9,519    $10,000      10,000
     31-Dec-87      9,976     10,479      10,447
     31-Mar-88     10,385     10,909      10,806
     30-Jun-88     10,574     11,108      11,015
     30-Sep-88     10,921     11,472      11,297
     31-Dec-88     11,285     11,855      11,506
     31-Mar-89     11,405     11,982      11,582
     30-Jun-89     11,935     12,538      12,268
     30-Sep-89     11,970     12,575      12,276
     31-Dec-89     12,332     12,955      12,747
     31-Mar-90     12,442     13,070      12,805
     30-Jun-90     12,709     13,351      13,104
     30-Sep-90     12,637     13,275      13,112
     31-Dec-90     13,072     13,733      13,677
     31-Mar-91     13,373     14,048      13,987
     30-Jun-91     13,662     14,352      14,285
     30-Sep-91     14,220     14,938      14,840
     31-Dec-91     14,443     15,172      15,339
     31-Mar-92     14,649     15,389      15,385
     30-Jun-92     15,175     15,941      15,969
     30-Sep-92     15,499     16,282      16,393
     31-Dec-92     15,819     16,618      16,691
     31-Mar-93     16,279     17,101      17,310
     30-Jun-93     16,749     17,595      17,876
     30-Sep-93     17,152     18,018      18,480
     31-Dec-93     17,387     18,265      18,739
     31-Mar-94     16,986     17,844      17,710
     30-Jun-94     17,082     17,945      17,907
     30-Sep-94     17,222     18,092      18,029
     31-Dec-94     16,902     17,755      17,769
     31-Mar-95     17,997     18,905      19,025
     30-Jun-95     18,341     19,268      19,484
     30-Sep-95     18,746     19,693      20,045
     31-Dec-95     19,362     20,339      20,871
     31-Mar-96     19,184     20,152      20,618
     30-Jun-96     19,450     20,433      20,777
     30-Sep-96     19,963     20,971      21,255
     31-Dec-96     20,430     21,462      21,797
     31-Mar-97     20,349     21,377      21,747
     30-Jun-97     21,043     22,106      22,497
     30-Sep-97     21,708     22,804      23,177

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
For Periods Ended September 30, 1997

                                                                     AVERAGE ANNUAL
                                     -------------------------------------------------------------------------
                                                                                                   CLASS D
                                         SIX            ONE          FIVE           10         SINCE INCEPTION
                                       MONTHS          YEAR          YEARS         YEARS           2/1/94
                                     ----------       ------        -------       -------      ---------------
CLASS A*
With Sales Charge                       1.57%          3.64%          5.94%         8.06%           n/a
Without Sales Charge                    6.68           8.74           6.97          8.59            n/a

CLASS D*
With 1% CDSL                            5.03           6.60            n/a           n/a            n/a
Without CDSL                            6.03           7.60            n/a           n/a           4.95%

LEHMAN INDEX**                          6.57           9.03           7.17          8.77           5.64++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                   For Periods Ended September 30, 1997
                 9/30/97       3/31/97       9/30/96                             DIVIDENDS++   CAPITAL GAIN++   SEC YIELD+++
                 -------      --------       -------                             ------------  ---------------  ------------
CLASS A          $6.61         $6.36          $6.50                CLASS A          $0.341         $0.094        4.15%
CLASS D           6.61          6.37           6.51                CLASS D           0.283          0.094        3.47

HOLDINGS BY MARKET SECTOR 0                                        MOODY'S/S&P RATINGS0
Revenue Bonds                            83%                       Aaa/AAA           1%         Baa/BBB            24%
General Obligation Bonds                 17                        Aa/AA             9          Non-Rated          16
                                                                   A/A              50
WEIGHTED AVERAGE MATURITY                20.6 years

--------------------------------------------------------------------------------
See footnotes on page 7.

Performance Overview and Portfolio Summary

SELIGMAN CALIFORNIA MUNICIPAL QUALITY SERIES

     California Quality Series Class A
              With      Without
              Sales     Sales
 DATE         Charge    Charge   Lehman Index
----------------------------------------------
30-Sep-87     $9,525    $10,000     10,000
31-Dec-87     10,084     10,587     10,447
31-Mar-88     10,432     10,953     10,806
30-Jun-88     10,646     11,177     11,015
30-Sep-88     10,893     11,436     11,297
31-Dec-88     11,292     11,856     11,506
31-Mar-89     11,370     11,938     11,582
30-Jun-89     12,066     12,668     12,268
30-Sep-89     11,966     12,564     12,276
31-Dec-89     12,395     13,014     12,747
31-Mar-90     12,380     12,998     12,805
30-Jun-90     12,693     13,327     13,104
30-Sep-90     12,472     13,094     13,112
31-Dec-90     13,209     13,868     13,677
31-Mar-91     13,431     14,102     13,987
30-Jun-91     13,686     14,369     14,285
30-Sep-91     14,261     14,973     14,840
31-Dec-91     14,691     15,424     15,339
31-Mar-92     14,667     15,399     15,385
30-Jun-92     15,313     16,078     15,969
30-Sep-92     15,625     16,405     16,393
31-Dec-92     15,938     16,733     16,691
31-Mar-93     16,697     17,530     17,310
30-Jun-93     17,207     18,066     17,876
30-Sep-93     17,799     18,688     18,480
31-Dec-93     17,947     18,843     18,739
31-Mar-94     16,758     17,594     17,710
30-Jun-94     16,784     17,622     17,907
30-Sep-94     16,828     17,668     18,029
31-Dec-94     16,457     17,279     17,769
31-Mar-95     17,934     18,829     19,025
30-Jun-95     18,168     19,075     19,484
30-Sep-95     18,653     19,584     20,045
31-Dec-95     19,715     20,699     20,871
31-Mar-96     19,300     20,263     20,618
30-Jun-96     19,496     20,470     20,777
30-Sep-96     19,959     20,956     21,255
31-Dec-96     20,486     21,509     21,797
31-Mar-97     20,347     21,363     21,747
30-Jun-97     21,037     22,087     22,497
30-Sep-97     21,730     22,815     23,177


The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
For Periods Ended September 30, 1997

                                                                    AVERAGE ANNUAL
                                     ---------------------------------------------------------------------------
                                                                                                   CLASS D
                                         SIX            ONE          FIVE           10         SINCE INCEPTION
                                       MONTHS          YEAR          YEARS         YEARS           2/1/94
                                     ----------       ------        -------       -------    -------------------
CLASS A*
With Sales Charge                        1.79%         3.66%         5.79%          8.07%             n/a
Without Sales Charge                     6.80          8.87          6.82           8.60              n/a

CLASS D*
With 1% CDSL                             5.34          6.75           n/a            n/a              n/a
Without CDSL                             6.34          7.75           n/a            n/a             3.98%

LEHMAN INDEX**                           6.57          9.03          7.17           8.77             5.64++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                         For Periods Ended September 30, 1997
                9/30/97       3/31/97        9/30/96                             DIVIDENDS++   CAPITAL GAIN++  SEC YIELD+++
                -------      --------        -------                            -----------    --------------  ------------
CLASS A          $6.99         $6.71          $6.75                CLASS A         $0.342         $0.002         4.08%
CLASS D           6.97          6.69           6.74                CLASS D          0.279          0.002         3.40

HOLDINGS BY MARKET SECTOR*                                         MOODY'S/S&P RATINGS*
Revenue Bonds                            87%                       Aaa/AAA            67%
General Obligation Bonds                 13                        Aa/AA              23
                                                                   A/A                10
WEIGHTED AVERAGE MATURITY                20.4 years

--------------------
See footnotes on page 7.
5


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Performance Overview and Portfolio Summary


SELIGMAN FLORIDA MUNICIPAL SERIES

                Florida Series Class A

              With      Without
              Sales     Sales
 DATE         Charge    Charge   Lehman Index
---------------------------------------------
31-Sep-87     $9,525    $10,000     10,000
31-Dec-87     10,326     10,841     10,447
31-Mar-88     10,681     11,214     10,806
30-Jun-88     11,010     11,558     11,015
30-Sep-88     11,413     11,982     11,297
31-Dec-88     11,886     12,478     11,506
31-Mar-89     11,958     12,554     11,582
30-Jun-89     12,854     13,495     12,268
30-Sep-89     12,700     13,333     12,276
31-Dec-89     13,235     13,895     12,747
31-Mar-90     13,206     13,865     12,805
30-Jun-90     13,551     14,227     13,104
30-Sep-90     13,364     14,030     13,112
31-Dec-90     14,090     14,792     13,677
31-Mar-91     14,357     15,072     13,987
30-Jun-91     14,652     15,382     14,285
30-Sep-91     15,156     15,911     14,840
31-Dec-91     15,585     16,362     15,339
31-Mar-92     15,623     16,402     15,385
30-Jun-92     16,240     17,049     15,969
30-Sep-92     16,557     17,382     16,393
31-Dec-92     16,999     17,846     16,691
31-Mar-93     17,632     18,511     17,310
30-Jun-93     18,396     19,313     17,876
30-Sep-93     19,075     20,026     18,480
31-Dec-93     19,297     20,259     18,739
31-Mar-94     18,142     19,046     17,710
30-Jun-94     18,284     19,195     17,907
30-Sep-94     18,314     19,227     18,029
31-Dec-94     18,233     19,141     17,769
31-Mar-95     19,509     20,481     19,025
30-Jun-95     19,817     20,805     19,484
30-Sep-95     20,306     21,317     20,045
31-Dec-95     21,273     22,333     20,871
31-Mar-96     20,793     21,829     20,618
30-Jun-96     20,947     21,991     20,777
30-Sep-96     21,431     22,499     21,255
31-Dec-96     21,861     22,950     21,797
31-Mar-97     21,567     22,642     21,747
30-Jun-97     22,415     23,532     22,497
30-Sep-97     23,148     24,301     23,177

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
For Periods Ended September 30, 1997

                                                                   AVERAGE ANNUAL
                                     ---------------------------------------------------------------------------
                                                                                                   CLASS D
                                         SIX            ONE          FIVE           10         SINCE INCEPTION
                                       MONTHS          YEAR          YEARS         YEARS           2/1/94
                                     ----------       ------        -------       -------    -------------------
CLASS A*
With Sales Charge                       2.25%          2.91%         5.89%         8.76%             n/a
Without Sales Charge                    7.33           8.01          6.93          9.29              n/a

CLASS D*
With 1% CDSL                            5.77           6.18            n/a          n/a              n/a
Without CDSL                            6.77           7.18            n/a          n/a             3.98%

LEHMAN INDEX**                          6.57           9.03          7.17          8.77             5.64++


NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                   For Periods Ended September 30, 1997
                 9/30/97       3/31/97       9/30/96                             DIVIDENDS++   CAPITAL GAIN++    SEC YIELD+++
                 -------      --------       -------                             -----------   --------------    ------------
CLASS A          $7.80         $7.44          $7.67                CLASS A          $0.359         $0.103          4.07%
CLASS D           7.81          7.46           7.68                CLASS D           0.300          0.103          3.53


HOLDINGS BY MARKET SECTOR0                                         MOODY'S/S&P RATINGS 0
Revenue Bonds                            84%                       Aaa/AAA            65%
General Obligation Bonds                 16                        Aa/AA              27
                                                                   A/A                 8
WEIGHTED AVERAGE MATURITY                24.6 years

--------------------
See footnotes on page 7.

------------------------------------------------------------------------------
Performance Overview and Portfolio Summary

SELIGMAN NORTH CAROLINA MUNICIPAL SERIES

         North Carolina Series Class A

              With      Without
              Sales     Sales
 DATE         Charge    Charge   Lehman Index
---------------------------------------------
27-Aug-90     $9,520    $10,000     10,000
30-Sep-90      9,387      9,860     10,006
31-Dec-90      9,784     10,277     10,437
31-Mar-91      9,982     10,485     10,673
30-Jun-91     10,083     10,591     10,900
30-Sep-91     10,510     11,040     11,325
31-Dec-91     10,824     11,370     11,705
31-Mar-92     10,779     11,323     11,740
30-Jun-92     11,212     11,777     12,186
30-Sep-92     11,479     12,058     12,509
31-Dec-92     11,706     12,297     12,737
31-Mar-93     12,197     12,812     13,209
30-Jun-93     12,631     13,268     13,641
30-Sep-93     13,139     13,801     14,102
31-Dec-93     13,226     13,893     14,300
31-Mar-94     12,335     12,957     13,515
30-Jun-94     12,372     12,996     13,665
30-Sep-94     12,377     13,001     13,758
31-Dec-94     12,254     12,872     13,560
31-Mar-95     13,323     13,994     14,518
30-Jun-95     13,563     14,247     14,868
30-Sep-95     13,852     14,551     15,296
31-Dec-95     14,651     15,390     15,927
31-Mar-96     14,255     14,973     15,734
30-Jun-96     14,394     15,120     15,855
30-Sep-96     14,738     15,481     16,220
31-Dec-96     15,049     15,807     16,633
31-Mar-97     14,993     15,749     16,595
30-Jun-97     15,483     16,264     17,168
30-Sep-97     15,918     16,720     17,686

The performance of Class D shares will be greater than or less than the performance shown for Class A shares, based on the differences in sales charges and fees paid by shareholders.

INVESTMENT RESULTS PER SHARE
TOTAL RETURNS
For Periods Ended September 30, 1997

                                                                           AVERAGE ANNUAL
                                                     ------------------------------------------------------------
                                                                                  CLASS A          CLASS D
                                         SIX            ONE          FIVE     SINCE INCEPTION  SINCE INCEPTION
                                       MONTHS          YEAR          YEARS       8/27/90***         2/1/94
                                     ----------       ------        -------   ---------------  ---------------
CLASS A*
With Sales Charge                       1.09%          2.89%         5.72%          6.77%            n/a
Without Sales Charge                    6.17           8.01          6.76           7.51             n/a

CLASS D*
With 1% CDSL                            4.77           6.33           n/a           n/a              n/a
Without CDSL                            5.77           7.33           n/a           n/a             4.04%

LEHMAN INDEX**                          6.57           9.03          7.17           8.38+           5.64++

NET ASSET VALUE                                                    DIVIDEND, CAPITAL GAIN,  AND YIELD INFORMATION
                                                                   For Periods Ended September 30, 1997
                 9/30/97       3/31/97       9/30/96                             DIVIDENDS++   CAPITAL GAIN++   SEC YIELD+++
                 -------      --------       -------                             -----------   --------------   ------------
CLASS A          $8.05         $7.76          $7.84                CLASS A          $0.368         $0.032          4.05%
CLASS D           8.05          7.76           7.83                CLASS D           0.308          0.032          3.50

HOLDINGS BY MARKET SECTOR0                                         MOODY'S/S&P RATINGS0
Revenue Bonds                            82%                       Aaa/AAA            46%
General Obligation Bonds                 18                        Aa/AA              40
                                                                   A/A                14
WEIGHTED AVERAGE MATURITY                21.5 years

-------------------
   * Return figures reflect any change in price and assume all distributions within the period are invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class D shares are calculated with and without the effect of the 1% contingent deferred sales load ("CDSL"), charged only on redemptions made within one year of the date of purchase. No adjustment was made to the performance of Class A shares for periods prior to commencement dates December 27, 1990, in the case of the Florida Series, and January 1, 1993, in the case of the California High-Yield and California Quality Series, for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets for each Series. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. A portion of each Series' income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax.
     Past performance is not indicative of future investment results.
  ** The Lehman Index is an unmanaged index that does not include any fees or sales charges and does not reflect state-specific bond market performance. Investors cannot invest directly in an index.
 *** At its discretion, the Manager waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the North Carolina Series. This has the effect of increasing the Series' average annual total returns for the since-inception period.
  ++ From 1/31/94.
   + From 8/31/90.
  ++ Represents per share amount paid or declared for the year ended September
     30, 1997.
 +++ Current yield, representing the annualized yield for the 30-day period ended September 30, 1997, has been computed in accordance with SEC regulations and will vary.
  0 Percentages based on market values of long-term holdings at September 30, 1997.

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Portfolios of Investments
September 30, 1997

CALIFORNIA HIGH-YIELD SERIES

    FACE                                                                                                RATINGS+        MARKET
   AMOUNT                                  MUNICIPAL BONDS                                             MOODY'S/S&P       VALUE
 ----------                             ---------------------                                         -------------   ------------
$2,500,000      Alameda, CA Certificates of Participation (City Hall Seismic Upgrade Project),
                  6.20% due 5/1/2025.................................................................     NR/A        $ 2,623,000
 3,000,000      California Department of Water Resources Water System Rev.
                  (Central Valley Project), 6% due 12/1/2020.........................................    Aa2/AA         3,145,710
 2,500,000      California Educational Facilities Authority Rev.
                  (Loyola Marymount University), 5-3/4% due 10/1/2024..............................       A1/N          2,552,200
 1,500,000      California Housing Finance Agency Home Mortgage Rev., 6-3/8 % due 8/1/2027*........       Aa2/AA-       1,567,290
 2,500,000      California Pollution Control Financing Authority Pollution Control Rev.
                  (San Diego Gas & Electric Co.), 5.85% due 6/1/2021*................................     A1/A+         2,540,650
 2,000,000      California State GOs, 5-1/4% due 10/1/2019                                                A1/A+         1,964,160
 2,500,000      Cupertino, CA Certificates of Participation (Capital Improvement Projects),
                  5-3/4% due 1/1/2016..............................................................       A1/A+         2,550,200
 1,000,000      Folsom, CA Special Tax Bonds (Willow Creek Community Facilities District No. 1),
                  8-1/4% due 12/1/2006.............................................................       NR/NR         1,037,200
 3,000,000      Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 6% due 1/1/2034      Baa/BBB-       3,091,980
   500,000      Los Angeles, CA Certificates of Participation (Convention & Exhibition
                  Center Authority), 7-3/8% due 8/15/2018...........................................      Aaa/AAA         538,680
 1,300,000      Los Angeles, CA Wastewater System Rev., 7.10% due 6/1/2018............................     A1/A         1,384,539
 1,000,000      Oxnard Union High School District, CA Certificates of Participation
                  (Union High School), 7.70% due 11/1/2019............................................     NR/NR        1,092,410
   705,000      Petaluma, CA Community Development Commission Tax Allocation Bonds
                  (Central Business District), 9.30% due 5/15/2010....................................    Baa1/NR         707,961
 2,140,000      Pleasanton, CA Joint Powers Financing Authority Reassessment Rev.,
                  6.15% due 9/2/2012..................................................................    Baa3/NR       2,262,002
 2,000,000      Puerto Rico Highway & Transportation Authority Highway Rev.,  5-1/2% due 7/1/2036...      Baa1/A        2,006,800
 3,000,000      San Bernadino, CA Joint Powers Financing Authority (California Dept. of
                  Transportation Lease), 5-1/2% due 12/1/2020.......................................       A/A          2,968,740
 2,500,000      San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County Toll
                  Road), 5-1/2% due 1/15/2028.......................................................      Baa3/BBB-     2,442,125
 3,000,000      San Joaquin Hills, CA Transportation Corridor Agency Rev. (Orange County Senior
                  Lien Toll Road), 6-3/4% due 1/1/2032..............................................       NR/NR        3,400,650
 2,500,000      Santa Barbara, CA Certificates of Participation, 5.70% due 3/1/2011                        A1/A+        2,550,075
 1,000,000      Santa Clara, CA Improvement Bonds Project No. 186 (Santa Clara Convention Center
                  Complex), 7.10% due 9/2/2011........................................................     NR/N         1,034,570
 1,500,000      Santa Cruz, CA Hospital Rev. (Dominican Santa Cruz Hospital), 7% due 12/1/2013             A1/A+        1,537,170
 2,000,000      Santa Margarita, CA Water District GOs, 7-1/2% due 11/1/2005........................       NR/NR        2,043,720
 1,000,000      Southern California Public Power Authority Power Project Rev. (Multiple Projects),
                  6% due 7/1/2018.....................................................................      A/A         1,018,380
   805,000      Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                  (Ogden Martin System of Stanislaus, Inc. Project), 7-1/2% due 1/1/2005...........        NR/BBB+        857,204


---------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Portfolios of Investments
September 30, 1997

CALIFORNIA HIGH-YIELD SERIES (continued)

    FACE                                                                                                RATINGS+        MARKET
   AMOUNT                                  MUNICIPAL BONDS                                             MOODY'S/S&P       VALUE
 ----------                             ---------------------                                         -------------   ------------
$1,230,000      Stanislaus, CA Waste-to-Energy Financing Agency Solid Waste Facility Rev.
                  (Ogden Martin System of Stanislaus, Inc. Project), 7-5/8% due 1/1/2010.........       NR/BBB+       $ 1,319,396
 2,500,000      Washington Township, CA Hospital District Hospital Healthcare System Rev.,
                  5-1/2% due 7/1/2018............................................................        A2/NR          2,457,275
 2,230,000      West Covina, CA Certificates of Participation (Queen of the Valley Hospital),
                  6-1/2% due 8/15/2024...........................................................        A2/A           2,432,373
                                                                                                                       ----------
TOTAL MUNICIPAL BONDS (Cost $50,079,320) -- 94.5%................................................                      53,126,460
                                                                                                                       ----------

                                          VARIABLE RATE DEMAND NOTES
                                     -------------------------------------
   800,000      New York City, NYGOs due 10/1/2021...............................................     VMIG-1/A-1+         800,000
 3,300,000      New York City, NY Municipal Water Finance Authority Water & Sewer System Rev.
                  due 6/15/2025..................................................................     VMIG-1/A-1+       3,300,000
   200,000      New York State Energy Research & Development Authority Pollution Control Rev.
                  due 7/1/2015...................................................................       NR/A-1+           200,000
   300,000      Person County, NC Industrial Facilities & Pollution Control Financing Authority Rev.
                  due 11/1/2016..................................................................       P-1/NR            300,000
                                                                                                                      -----------
TOTAL VARIABLE RATE DEMAND NOTES (Cost $4,600,000) -- 8.2%......................................................        4,600,000
                                                                                                                      -----------
OTHER ASSETS LESS LIABILITIES -- (2.7)%.........................................................................       (1,523,680)
                                                                                                                      -----------
NET ASSETS -- 100.0%............................................................................................      $56,202,780
                                                                                                                      -----------
                                                                                                                      -----------


CALIFORNIA QUALITY SERIES

    FACE                                                                                                RATINGS+        MARKET
   AMOUNT                                  MUNICIPAL BONDS                                             MOODY'S/S&P       VALUE
 ----------                             ---------------------                                         -------------   ------------
$3,000,000      California Department of Water Resources Water System Rev.
                  (Central Valley Project), 6.10% due 12/1/2029.................................         Aa2/AA       $ 3,382,350
 2,000,000      California Educational Facilities Authority Rev. (Stanford University),
                  6-3/4% due 1/1/2013...........................................................         Aaa/AAA        2,104,960
 3,200,000      California Educational Facilities Authority Rev. (University of Southern
                  California Project), 5.80% due 10/1/2015......................................         Aa3/AA         3,315,904
 3,440,000      California Educational Facilities Authority Rev. (Pomona College), 6% due 2/15/2017      Aa1/AA+        3,600,751
 4,500,000      California Educational Facilities Authority Rev. (California Institute
                  of Technology), 6% due 1/1/2021...............................................         Aaa/AAA        4,652,685
 2,000,000      California Educational Facilities Authority Rev. (Stanford University),
                  5.35% due 6/1/2027............................................................         Aaa/AAA        1,999,840
 3,000,000      California Health Facilities Financing Authority Health Facility Rev.
                  (Kaiser Permanente), 6-1/2% due 12/1/2020.....................................         Aa3/AA         3,221,730
 2,000,000      California Health Facilities Financing Authority Insured Hospital Rev.
                  (Scripps Memorial Hospital), 6-3/8% due 10/1/2022.............................        Aaa/AAA         2,176,700
     5,000      California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8-3/4% due 8/1/2010...........................................................        Aaa/AAA             5,242


------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

-------------------------------------------------------------------------------

Portfolios of Investments
September 30, 1997



CALIFORNIA QUALITY SERIES (continued)

    FACE                                                                                                RATINGS+        MARKET
   AMOUNT                                  MUNICIPAL BONDS                                             MOODY'S/S&P       VALUE
 ----------                             ---------------------                                         -------------   ------------
  $425,000      California Housing Finance Agency (Housing Revenue Insured Bonds),
                  8-5/8% due 8/1/2015...........................................................        Aaa/AAA       $   444,750
 2,795,000      California Housing Finance Agency Home Mortgage Rev., 6-3/4% due 2/1/2025*......        Aa2/AA-         2,952,554
 4,000,000      California Pollution Control Financing Authority Rev. (Mobil Oil Corporation
                  Project), 5-1/2% due 12/1/2029*...............................................        Aa2/AA          3,926,840
   925,000      California Public Capital Improvements Financing Authority (Pooled Projects),
                  8.10% due 3/1/2018............................................................        Aaa/AAA           959,317
 3,000,000      California Public Works Board Lease Rev. (Correctional Facilities Improvements),
                  5-3/4% due 9/1/2021..........................................................           A/A           3,027,030
 3,000,000      California State GOs, 5.90% due 4/1/2023.......................................          A1/A+          3,127,200
 3,000,000      California Statewide Communities Development Authority Certificates of
                  Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023....         Aaa/AAA         2,849,430
 5,000,000      Contra Costa, CA Water District Rev., 5-1/2% due 10/1/2019.....................         Aaa/AAA         5,021,100
 3,500,000      East Bay, CA Municipal Utility District Water System Rev., 6% due 6/1/2012....          Aaa/AAA         3,711,505
 2,500,000      Eastern Municipal Water District Riverside County, CA Water and Sewer Rev.,
                  6-3/4% due 7/1/2012..........................................................         Aaa/AAA         2,981,500
 3,000,000      Fresno, CA Sewer System Rev., 5-1/4% due 9/1/2019..............................         Aaa/AAA         3,007,650
 2,000,000      Industry, CA GOs, 7-3/8% due 7/1/2015..........................................         Aaa/AAA         2,156,340
 2,000,000      Marin, CA Municipal Water District Water Rev., 5.65% due 7/1/2023..............          A1/AA          2,021,060
 3,000,000      Metropolitan Water District of Southern California Waterworks GOs,
                  5-3/4% due 3/1/2014..........................................................         Aaa/AAA         3,050,880
 3,500,000      Northern California Power Agency Public Power Rev. (Combustion Turbine Project A-1),
                  6% due 8/15/2010.............................................................         Aaa/AAA         3,577,385
 4,500,000      Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.),
                  6% due 2/15/2009.............................................................         Aaa/AAA         5,006,430
 2,500,000      Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015........         Aaa/AAA         2,655,650
 3,250,000      San Francisco Bay Area Rapid Transit District, CA (Sales Tax Rev.),
                  6.60% due 7/1/2012...........................................................         Aaa/AAA         3,548,610
 3,000,000      San Francisco, CA (City & County) Airport Commission Rev. (International Airport),
                  6.60% due 5/1/2024*..........................................................         Aaa/AAA         3,290,190
 5,000,000      University of California Regents (Multiple Purpose Projects), 6-3/8% due 9/1/2024       Aaa/AAA         5,441,050
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS (Cost $81,064,862) -- 98.4%..............................................................        87,216,633

VARIABLE RATE DEMAND NOTES (Cost $200,000) -- 0.2%.............................................................           200,000

OTHER ASSETS LESS LIABILITIES -- 1.4%..........................................................................         1,252,433
                                                                                                                      -----------
NETASSETS-- 100.0%.............................................................................................       $88,669,066
                                                                                                                      -----------
                                                                                                                      -----------

----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Portfolios of Investments
September 30, 1997


FLORIDA SERIES

    FACE                                                                                                RATINGS+        MARKET
   AMOUNT                                  MUNICIPAL BONDS                                             MOODY'S/S&P       VALUE
 ----------                             ---------------------                                         -------------   ------------
$1,000,000      Broward County, FL Water & Sewer Utility Rev., 5% due 10/1/2018.................         Aaa/AAA      $   952,530
 1,500,000      Broward County School District, FL GOs, 7-1/8% due 2/15/2008....................         Aaa/AAA        1,592,505
 1,500,000      Citrus County, FL Pollution Control Rev. (Florida Power Corporation
                  Crystal River Power Plant Project), 6-5/8% due 1/1/2027.......................          A1/A+         1,612,320
 2,000,000      Collier County, FL Water & Sewer Rev., 5-1/4% due 7/1/2021......................         Aaa/AAA        1,941,700
 1,250,000      Dade County, FL Aviation Rev., 6-1/8% due 10/1/2020*............................         Aaa/AAA        1,313,937
 2,000,000      Dade County, FL Public Improvement GOs, 5-3/4% due 10/1/2016....................         Aaa/AAA        2,090,880
 2,000,000      Dade County, FL Water & Sewer System Rev., 5-3/4% due 10/1/2022.................         Aaa/AAA        2,062,920
 1,000,000      Florida Housing Finance Agency (General Mortgage Rev.), 6.35% due 6/1/2014......         NR/AAA         1,047,420
   705,000      Florida Housing Finance Agency Rev. (Single Family Mortgage),  6.55% due 7/1/2014*       Aaa/AAA          745,474
 1,985,000      Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027*...         Aa3/AA         2,057,929
 2,500,000      Florida Ports Financing Commission Rev. (State Transportation Trust Fund),
                  5-3/8% due 6/1/2027*..........................................................         Aaa/AAA        2,422,375
 2,000,000      Florida State Department of Transportation GOs (Right of Way), 5.80% due 7/1/2021        Aa2/AA+        2,059,240
 2,500,000      Florida State Turnpike Authority Turnpike Rev., 5-5/8% due 7/1/2025.............         Aaa/AAA        2,531,625
 2,500,000      Hillsborough County, FL Aviation Authority Rev. (Tampa International Airport),
                  5-3/8% due 10/1/2023*.........................................................         Aaa/AAA        2,390,500
 1,500,000      Jacksonville Electric Authority, FL Rev. (St. John's River Power Park System),
                  5-3/8% due 10/1/2016..........................................................         Aa1/AA         1,501,650
 2,000,000      Jacksonville Electric Authority, FL (Water & Sewer System Rev.),
                  5-5/8% due 10/1/2037..........................................................         Aa3/AA-        2,006,560
 2,000,000      Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser-Busch
                  Project), 5-7/8% due 2/1/2036*................................................           A1/A+        2,039,400
 2,000,000      Jacksonville Health Facilities Authority, FL Hospital Rev. (Charity Obligated
                  Group--Baptist/St. Vincent's Health System Inc.), 5-1/4% due 8/15/2027........          Aa2/AA+       1,929,780
 2,000,000      Kissimmee Utility Authority, FL Electric System Improvement Rev.,
                  5-1/4% due 10/1/2018..........................................................         Aaa/AAA        1,955,220
 1,000,000      Lee County, FL Transportation Facilities Rev., 6% due 10/1/2015.................         Aaa/AAA        1,075,510
 1,000,000      Osceola County, FL Transportation Rev. (Osceola Parkway Project),
                  6.10% due 4/1/2017............................................................         Aaa/AAA        1,058,150
 1,200,000      Palm Beach County, FL Criminal Justice Facilities Rev., 7-1/4% due 6/1/2011.....         Aaa/AAA        1,317,060
 2,000,000      Polk County, FL Industrial Development Authority Solid Waste Disposal
                  Facilities Rev. (Tampa Electric Company Project), 5.85% due 12/1/2030*........         Aa2/A1+        2,047,760
 2,000,000      Reedy Creek Improvement District, FL Utilities Rev., 5-1/8% due 10/1/2019.......         Aaa/AAA        1,949,780
 1,250,000      Volusia County, FL Educational Facilities Authority Rev. (Embry-Riddle Aeronautical
                  University Project), 6-5/8% due 10/15/2022....................................         NR/AAA         1,373,325
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS (Cost $41,489,557) -- 98.6%...............................................................       43,075,550

OTHER ASSETS LESS LIABILITIES -- 1.4%...........................................................................          626,678
                                                                                                                      -----------
NET ASSETS -- 100.0%............................................................................................      $43,702,228
                                                                                                                      -----------
                                                                                                                      -----------

-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Portfolios of Investments
September 30, 1997


NORTH CAROLINA SERIES

    FACE                                                                                                RATINGS+        MARKET
   AMOUNT                                  MUNICIPAL BONDS                                             MOODY'S/S&P       VALUE
 ----------                             ---------------------                                         -------------   ------------
$1,250,000      Appalachian State University, NC Housing & Student Center System Rev.,
                  5-5/8% due 7/15/2015..........................................................         Aaa/AAA       $ 1,278,750
 1,250,000      Asheville, NC Water System Rev., 5.70% due 8/1/2025.............................         Aaa/AAA         1,286,563
   600,000      Buncombe County, NC Metropolitan Sewerage District (Sewerage System Rev.),
                  5-1/2% due 7/1/2022...........................................................         Aaa/AAA           601,446
 2,000,000      Charlotte-Mecklenberg Hospital Authority, NC Health Care System Rev.,
                  5-3/4% due 1/15/2021..........................................................         Aa3/AA          2,045,020
 1,000,000      Charlotte, NC Certificates of Participation (Charlotte-Mecklenburg Law Enforcement
                  Center Project), 5-3/8% due 6/1/2013..........................................         Aa1/AA          1,021,660
 2,000,000      Charlotte, NC Water & Sewer GOs, 5.90% due 2/1/2017.............................         Aaa/AAA         2,113,060
 1,590,000      Concord, NC Utilities System Rev., 5-3/4% due 12/1/2017.........................         Aaa/AAA         1,634,949
 2,500,000      Martin County Industrial Facilities and Pollution Control Financing Authority, NC
                  Solid Waste Disposal Rev. (Weyerhaeuser Company Project), 6% due 11/1/2025*...          A2/A           2,588,975
   500,000      North Carolina Educational Facilities Financing Authority Rev. (Duke University
                  Project), 6-3/4% due 10/1/2021................................................         Aa1/AA+           547,420
   500,000      North Carolina Educational Facilities Financing Authority Rev. (Elon College Project),
                  6-3/8% due 1/1/2014...........................................................         NR/AAA            532,120
   600,000      North Carolina Housing Finance Agency Rev. (Multi-Family), 5.80% due 7/1/2014...         Aa2/AA            615,276
 1,455,000      North Carolina Housing Finance Agency Rev. (Single Family), 6-1/2% due 3/1/2018          Aa2/AA          1,532,886
   250,000      North Carolina Housing Finance Agency Rev. (Multi-Family), 5.90% due 7/1/2026...         Aa2/AA            254,843
   750,000      North Carolina Medical Care Commission Hospital Rev. (North Carolina Baptist
                  Hospital Project), 6-3/8% due 6/1/2014........................................         Aa3/AA            799,140
 1,500,000      North Carolina Medical Care Commission Hospital Rev. (Carolina Medicorp Project),
                  6% due 5/1/2021...............................................................         Aa3/AA          1,535,280
 1,000,000      North Carolina Medical Care Commission Hospital Rev. (Memorial Mission Hospital
                  Project), 6% due 10/1/2022....................................................         Aaa/AAA         1,036,960
 2,250,000      North Carolina Medical Care Commission Hospital Rev. (Presbyterian Health Services
                  Corp. Project), 6% due 10/1/2024..............................................         Aa3/AA          2,357,212
 1,500,000      North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                  5-3/4% due 1/1/2015...........................................................         Aaa/AAA         1,531,830
 3,000,000      North Carolina Municipal Power Agency No. 1 Catawba Electric Rev.,
                  5% due 1/1/2020...............................................................         Aaa/AAA         2,916,570
 1,000,000      Orange, NC Water & Sewer Authority Rev., 5.20% due 7/1/2016.....................          Aa/AA            998,730
   775,000      Raleigh, NC GOs, 6-1/2% due 3/1/2008............................................         Aaa/AAA           839,464
   200,000      Transylvania County, NC GOs, 6.80% due 4/1/2007.................................           A2/A            214,204
 1,500,000      University of North Carolina Charlotte Rev. (Student Activity Center),
                  5-1/2% due 6/1/2021...........................................................        Aaa/AAA          1,506,570
   500,000      University of North Carolina Hospitals at Chapel Hill Rev., 6-3/8% due 2/15/2017         Aa3/AA            535,145
 1,000,000      University of North Carolina Hospitals at Chapel Hill Rev., 5-1/4% due 2/15/2026         Aa3/AA            979,700


-----------------
+ Ratings have not been audited by Deloitte & Touche LLP.
* Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Portfolios of Investments
September 30, 1997


NORTH CAROLINA SERIES (continued)

    FACE                                                                                                RATINGS+        MARKET
   AMOUNT                                  MUNICIPAL BONDS                                             MOODY'S/S&P       VALUE
 ----------                             ---------------------                                         -------------   ------------
 $1,550,000     Wake County Industrial Facilities & Pollution Control Financing Authority, NC
                  (Carolina Power & Light), 6.90% due 4/1/2009..................................           A2/A       $ 1,665,165
                                                                                                                      -----------
TOTAL MUNICIPAL BONDS (Cost $31,347,717) -- 97.2%...............................................................       32,968,938

VARIABLE RATE DEMAND NOTES (Cost $400,000) -- 1.2%..............................................................          400,000

OTHER ASSETS LESS LIABILITIES -- 1.6%...........................................................................          531,726
                                                                                                                      -----------
NET ASSETS -- 100.0%............................................................................................      $33,900,664
                                                                                                                      -----------
                                                                                                                      -----------

-------------------
+ Ratings have not been audited by Deloitte & Touche LLP.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Statements of Assets and Liabilities
September 30, 1997

                                                         CALIFORNIA         CALIFORNIA                                NORTH
                                                         HIGH-YIELD           QUALITY             FLORIDA           CAROLINA
                                                           SERIES             SERIES              SERIES             SERIES
                                                       ---------------    ---------------     ---------------   ----------------
ASSETS:
Investments, at value (see portfolios of investments):
   Long-term holdings................................     $53,126,460        $87,216,633         $43,075,550        $32,968,938
   Short-term holdings...............................       4,600,000            200,000                  --            400,000
                                                          -----------        -----------         -----------        -----------
                                                           57,726,460         87,416,633          43,075,550         33,368,938
Cash ................................................         200,988            186,757                 --             130,316
Interest receivable..................................         907,850          1,337,118             813,012            561,114
Expenses prepaid to shareholder service agent........           7,225             12,382               6,702              4,926
Receivable for Shares of Beneficial Interest sold....           1,020                 --              34,031             12,250
Other................................................           1,913              1,654               1,043                635
                                                          -----------        -----------         -----------        -----------
Total Assets.........................................     $58,845,456        $88,954,544         $43,930,338        $34,078,179
                                                          -----------        -----------         -----------        -----------

LIABILITIES:
Payable for securities purchased.....................     $ 2,450,672  $              --    $             --   $             --
Dividends payable....................................          95,690            153,500              67,751             52,299
Payable for Shares of Beneficial Interest
repurchased..........................................           2,170              8,467              76,498             53,700
Payable to custodian.................................              --                 --               7,195                 --
Accrued expenses, taxes, and other...................          94,144            123,511              76,666             71,516
                                                          -----------        -----------         -----------        -----------
Total Liabilities ...................................       2,642,676            285,478             228,110            177,515
                                                          -----------        -----------         -----------        -----------
Net Assets...........................................     $56,202,780        $88,669,066         $43,702,228        $33,900,664
                                                          ===========        ===========         ===========        ===========

COMPOSITION OF NET ASSETS:
Shares of Beneficial Interest, at par:
   Class A...........................................     $     8,005        $    12,445         $     5,390        $     4,061
   Class D...........................................             502                240                 215                151
Additional paid-in capital...........................      53,028,854         82,307,451          41,710,643         32,012,627
Undistributed net realized gain......................         118,279            197,159             399,987            262,604
Net unrealized appreciation of investments...........       3,047,140          6,151,771           1,585,993          1,621,221
                                                          -----------        -----------         -----------        -----------
Net Assets...........................................     $56,202,780        $88,669,066         $43,702,228        $33,900,664
                                                          ===========        ===========         ===========        ===========

NET ASSETS:
Class A..............................................     $52,882,700        $86,992,344         $42,024,374        $32,684,042
Class D. ............................................     $ 3,320,080        $ 1,676,722         $ 1,677,854        $ 1,216,622

SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited shares authorized; $.001
par value):
Class A..............................................       8,004,601         12,444,958           5,390,482          4,060,328
Class D. ............................................         501,908            240,397             214,843            151,227

NET ASSET VALUE PER SHARE:
Class A..............................................           $6.61              $6.99               $7.80              $8.05
Class D..............................................           $6.61              $6.97               $7.81              $8.05


------------
See Notes to Financial Statements.

-------------------------------------------------------------------------------

Statements of Operations
For the Year Ended September 30, 1997

                                                         CALIFORNIA          CALIFORNIA                               NORTH
                                                         HIGH-YIELD            QUALITY            FLORIDA           CAROLINA
                                                           SERIES              SERIES             SERIES             SERIES
                                                        -------------       ------------      -------------       -------------
INVESTMENT INCOME:
Interest ............................................     $3,267,781         $5,365,795         $2,617,708          $2,031,696
                                                          ----------         ----------         ----------          ----------

EXPENSES:
Management fees......................................        266,730            461,278            228,202             176,659
Distribution and service fees........................         73,541            104,672            118,458              94,898
Shareholder account services.........................         65,920            104,028             57,529              48,486
Auditing and legal fees..............................         24,013             21,013             24,283              23,954
Shareholder reports and communications...............         15,120             20,408              8,883               8,525
Custody and related services.........................         13,081             24,614             24,669              17,102
Trustees' fees and expenses..........................          8,455              8,740              7,716               7,458
Registration.........................................          7,971              8,426              6,933               7,172
Shareholders' meeting................................          5,703              8,969              4,752               4,977
Miscellaneous........................................          2,514              7,192              4,316               3,860
                                                          ----------         ----------         ----------          ----------
Total Expenses.......................................        483,048            769,340            485,741             393,091
                                                          ----------         ----------         ----------          ----------
Net Investment Income................................      2,784,733          4,596,455          2,131,967           1,638,605
                                                          ----------         ----------         ----------          ----------

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments.....................        211,592            427,389            402,363             264,968
Net change in unrealized appreciation
of investments.......................................      1,476,067          2,834,368            899,645             797,213
                                                          ----------         ----------         ----------          ----------
Net Gain on Investments .............................      1,687,659          3,261,757          1,302,008           1,062,181
                                                          ----------         ----------         ----------          ----------
Increase in Net Assets from Operations...............     $4,472,392         $7,858,212         $3,433,975          $2,700,786
                                                          ----------         ----------         ----------          ----------
                                                          ----------         ----------         ----------          ----------

-------------
See Notes to Financial Statements.

-------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                  CALIFORNIA HIGH-YIELD SERIES                   CALIFORNIA QUALITY SERIES
                                                 -------------------------------              -------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------              -------------------------------
                                                     1997               1996                     1997                1996
                                                 -----------         -----------              -----------         -----------
OPERATIONS:
Net investment income ......................     $ 2,784,733         $ 2,761,416              $ 4,596,455         $ 4,933,062
Net realized gain on investments............         211,592             761,672                  427,389              10,779
Net change in unrealized appreciation
of investments..............................       1,476,067            (302,934)               2,834,368           1,634,127
                                                 -----------         -----------              -----------         -----------
Increase in Net Assets from
Operations..................................       4,472,392           3,220,154                7,858,212           6,577,968
                                                 -----------         -----------              -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A..................................      (2,682,769)         (2,694,728)              (4,533,073)         (4,886,875)
   Class D..................................        (101,964)            (66,688)                 (63,382)            (46,187)
Net realized gain on investments:
   Class A..................................        (722,261)           (181,195)                 (27,957)           (170,861)
   Class D..................................         (27,209)             (4,083)                    (454)             (1,627)
                                                 -----------         -----------              -----------         -----------
Decrease in Net Assets from
Distributions...............................      (3,534,203)         (2,946,694)              (4,624,866)         (5,105,550)
                                                 -----------         -----------              -----------         -----------

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A..................................       7,351,517           7,028,522                1,481,687           4,563,152
   Class D..................................       1,513,626             971,455                  575,550             938,009
Shares issued in payment of dividends:
   Class A..................................       1,412,142           1,381,074                2,257,452           2,408,049
   Class D..................................          70,066              51,365                   33,256              28,597
Exchanged from associated Funds:
   Class A..................................       1,772,009           2,237,849               19,333,888           6,680,456
   Class D..................................         502,224             197,372                5,312,748             601,980
Shares issued in payment of
gain distribution:
   Class A..................................         483,204             123,013                   16,799             108,888
   Class D..................................          22,161               3,665                      228                 857
                                                 -----------         -----------              -----------         -----------
Total ......................................      13,126,949          11,994,315               29,011,608          15,329,988
                                                 -----------         -----------              -----------         -----------
Cost of shares repurchased:
   Class A..................................      (7,355,541)        (10,210,483)             (13,851,584)         (8,519,741)
   Class D..................................        (640,001)           (128,873)                (280,678)           (208,709)
Exchanged into associated Funds:
   Class A..................................      (1,923,514)         (2,054,893)             (20,972,562)         (6,087,884)
   Class D..................................        (126,577)           (471,562)              (5,676,629)           (590,062)
                                                 -----------         -----------              -----------         -----------
Total ......................................     (10,045,633)        (12,865,811)             (40,781,453)        (15,406,396)
                                                 -----------         -----------              -----------         -----------
Increase (Decrease) in Net Assets
from Transactions in Shares of
Beneficial Interest.........................       3,081,316            (871,496)             (11,769,845)            (76,408)
                                                 -----------         -----------              -----------         -----------
Increase (Decrease) in Net Assets...........       4,019,505            (598,036)              (8,536,499)          1,396,010

NET ASSETS:
Beginning of year...........................      52,183,275          52,781,311               97,205,565          95,809,555
                                                 -----------         -----------              -----------         -----------
End of Year.................................     $56,202,780         $52,183,275              $88,669,066         $97,205,565
                                                 -----------         -----------              -----------         -----------
                                                 -----------         -----------              -----------         -----------

---------------
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                          FLORIDA SERIES                           NORTH CAROLINA SERIES
                                                 -------------------------------              -------------------------------
                                                     YEAR ENDED SEPTEMBER 30,                    YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------              -------------------------------
                                                     1997               1996                     1997                1996
                                                 -----------         -----------              -----------         -----------
OPERATIONS:
Net investment income ......................     $ 2,131,967         $ 2,389,445              $ 1,638,605         $ 1,798,784
Net realized gain on investments............         402,363             848,068                  264,968             150,901
Net change in unrealized appreciation
of investments..............................         899,645            (599,721)                 797,213             428,165
                                                 -----------         -----------              -----------         -----------
Increase in Net Assets from
Operations..................................       3,433,975           2,637,792                2,700,786           2,377,850
                                                 -----------         -----------              -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
   Class A..................................      (2,069,071)         (2,340,450)              (1,591,157)         (1,748,201)
   Class D..................................         (62,896)            (48,995)                 (47,448)            (50,583)
Net realized gain on investments:
   Class A..................................        (611,829)           (503,822)                (145,565)            (67,229)
   Class D..................................         (20,485)             (8,426)                  (4,714)             (2,262)
                                                 -----------         -----------              -----------         -----------
Decrease in Net Assets from
Distributions...............................      (2,764,281)         (2,901,693)              (1,788,884)         (1,868,275)
                                                 -----------         -----------              -----------         -----------

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Net proceeds from sale of shares:
   Class A..................................       2,176,497           2,194,401                1,480,472           2,675,748
   Class D..................................         211,049             844,824                  124,216             263,673
Shares issued in payment of dividends:
   Class A..................................         808,742             944,497                  832,006             915,705
   Class D..................................          43,942              27,492                   35,063              37,861
Exchanged from associated Funds:
   Class A..................................       1,901,127           1,720,648                  622,587             558,685
   Class D..................................         437,446             132,950                    --                  3,221
Shares issued in payment of
gain distribution:
   Class A..................................         344,983             274,175                  106,938              49,273
   Class D..................................          15,286               3,798                    4,313               2,102
                                                 -----------         -----------              -----------         -----------
Total ......................................       5,939,072           6,142,785                3,205,595           4,506,268
                                                 -----------         -----------              -----------         -----------
Cost of shares repurchased:
   Class A..................................      (7,587,878)         (7,546,385)              (6,362,439)         (5,507,260)
   Class D..................................        (295,456)           (254,841)                (208,812)           (151,705)
Exchanged into associated Funds:
   Class A..................................      (1,470,687)         (1,167,372)                (808,253)           (695,424)
   Class D..................................         (29,736)            (65,958)                  (3,500)           (198,185)
                                                 -----------         -----------              -----------         -----------
Total ......................................      (9,383,757)         (9,034,556)              (7,383,004)         (6,552,574)
                                                 -----------         -----------              -----------         -----------
Decrease in Net Assets
from Transactions in Shares of
Beneficial Interest.........................      (3,444,685)         (2,891,771)              (4,177,409)         (2,046,306)
                                                 -----------         -----------              -----------         -----------
Decrease in Net Assets......................      (2,774,991)         (3,155,672)              (3,265,507)         (1,536,731)

NET ASSETS:
Beginning of year...........................      46,477,219          49,632,891               37,166,171          38,702,902
                                                 -----------         -----------              -----------         -----------
End of Year.................................     $43,702,228         $46,477,219              $33,900,664         $37,166,171
                                                 -----------         -----------              -----------         -----------
                                                 -----------         -----------              -----------         -----------

------------
See Notes to Financial Statements.

-------------------------------------------------------------------------------

Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers two classes of shares. All shares existing prior to February 1, 1994, the commencement date of Class D shares, were classified as Class A shares. Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales load ("CDSL") of 1% on redemptions within 18 months of purchase. Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSL of 1% imposed on redemptions made within one year of purchase. The two classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

a. Security Valuation -- All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b. Federal Taxes -- There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes original issue discounts and premiums paid on purchases of portfolio securities. Discounts other than original issue discounts are not amortized.

d. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 1997, distribution and service fees were the only class-specific expenses.

e. Distributions to Shareholders -- Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial statement purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of any series of the Trust.

3. Purchases and Sales of Securities -- Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 1997, were as follows:

  SERIES                    PURCHASES                SALES
----------                ------------           ------------
California High-Yield      $12,095,620             $11,643,627
California Quality          10,963,840              20,983,040
Florida                     15,089,050              18,279,160
North Carolina               4,549,405              10,481,680

    At September 30, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes, and the tax basis gross unrealized appreciation and depreciation of portfolio securities were as follows:

                               TOTAL                  TOTAL
                            UNREALIZED             UNREALIZED
  SERIES                   APPRECIATION           DEPRECIATION
----------               --------------         --------------
California High-Yield       $3,078,058              $30,918
California Quality           5,958,601               30,570
Florida                      1,668,548               82,555
North Carolina               1,646,933               25,712

-------------------------------------------------------------------------------
Notes to Financial Statements

4. Management Fee, Administrative Services, and Other Transactions -- J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees or consultants of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager's fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series' average daily net assets.

    Seligman Financial Services, Inc. (the "Distributor"), agent for the distribution of each Series' shares, and an affiliate of the Manager, received the following concessions after commissions were paid to dealers for sale of Class A shares:

                             DISTRIBUTOR             DEALER
   SERIES                    CONCESSIONS           COMMISSIONS
----------                 --------------       --------------
California High-Yield          $17,268             $129,666
California Quality               6,928               48,253
Florida                          9,343               66,804
North Carolina                   6,321               45,457

    The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis, payable quarterly, of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust pursuant to the Plan. For the year ended September 30, 1997, for the California High-Yield, California Quality, Florida, and North Carolina Series, fees paid aggregated $50,032, $89,151, $102,441, and $82,738 respectively, or 0.10%, 0.10%, 0.23%, and 0.24%, respectively, per annum of average daily net assets.

    Under the Plan, with respect to Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the year ended September 30, 1997, fees paid amounted to $23,509, $15,521, $16,017, and $12,160, or 1% per annum of the average daily net assets of Class D shares of the California High-Yield, California Quality, Florida, and North Carolina Series, respectively.

    The Distributor is entitled to retain any CDSL imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended September 30, 1997, such charges amounted to $1,363 for the California High-Yield Series and $1,420 for the California Quality Series.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the year ended September 30, 1997, Seligman Services, Inc. received commissions from the sale of shares of each Series, and distribution and service fees, pursuant to the Plan, as follows:

                                             DISTRIBUTION AND
   SERIES                  COMMISSIONS         SERVICE FEES
----------               -------------    -------------------
California High-Yield        $  495               $1,414
California Quality            1,571                2,688
Florida                       1,118                5,302
North Carolina                   --                1,858

    Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

  SERIES
----------
California High-Yield         $ 65,492
California Quality             103,599
Florida                         57,101
North Carolina                  48,058

    Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Interest is accrued on the deferred balances. Deferred fees and the related accrued interest are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and interest is included in trustees' fees and expenses, and the accumulated balances thereof at September 30, 1997, were as follows:

  SERIES
----------
California High-Yield          $28,210
California Quality              28,242
Florida                         13,974
North Carolina                  10,181

-------------------------------------------------------------------------------
Notes to Financial Statements

5. Transactions in Shares of Beneficial Interest -- Transactions in Shares of Beneficial Interest were as follows:



                                                         CALIFORNIA HIGH-YIELD                   CALIFORNIA QUALITY
                                                       YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                                       -------------------------              -------------------------
                                                          1997           1996                    1997           1996
                                                       ----------     ----------              ----------     ----------
Sale of shares:
   Class A........................................      1,136,556      1,087,963                 217,315        673,408
   Class D........................................        232,749        152,012                  83,522        139,499
Shares issued in payment of dividends:
   Class A........................................        217,868        213,528                 329,886        356,784
   Class D........................................         10,791          7,942                   4,867          4,255
Exchanged from associated Funds:
   Class A........................................        272,963        343,880               2,835,364        996,761
   Class D........................................         77,936         30,371                 781,157         89,271
Shares issued in payment of gain distributions:
   Class A........................................         74,799         18,896                   2,456         16,012
   Class D........................................          3,425            562                      33            126
                                                       ----------     ----------              ----------     ----------
Total.............................................      2,027,087      1,855,154               4,254,600      2,276,116
                                                       ----------     ----------              ----------     ----------
Shares repurchased:
   Class A........................................     (1,136,607)    (1,573,674)             (2,029,814)    (1,264,284)
   Class D........................................        (98,590)       (19,819)                (41,403)       (31,274)
Exchanged into associated Funds:
   Class A........................................       (296,127)      (317,574)             (3,068,740)      (905,529)
   Class D........................................        (19,383)       (73,253)               (832,015)       (87,668)
                                                       ----------     ----------              ----------     ----------
Total.............................................     (1,550,707)    (1,984,320)             (5,971,972)    (2,288,755)
                                                       ----------     ----------              ----------     ----------
Increase (decrease) in shares.....................        476,380       (129,166)             (1,717,372)       (12,639)
                                                       ----------     ----------              ----------     ----------
                                                       ----------     ----------              ----------     ----------


                                                                                                    NORTH CAROLINA
                                                             FLORIDA SERIES                             SERIES
                                                       -------------------------              -------------------------
                                                        YEAR ENDED SEPTEMBER 30,               YEAR ENDED SEPTEMBER 30,
                                                       -------------------------              -------------------------
                                                          1997           1996                    1997           1996
                                                       ----------     ----------              ----------     ----------
Sale of shares:
   Class A........................................        284,403        284,373                 187,120        342,388
   Class D........................................         27,585        109,057                  15,728         34,006
Shares issued in payment of dividends:
   Class A........................................        105,889        122,783                 105,249        116,783
   Class D........................................          5,743          3,582                   4,436          4,830
Exchanged from associated Funds:
   Class A........................................        250,599        222,479                  78,277         72,372
   Class D........................................         56,686         17,046                   --               425
Shares issued in payment of gain distributions:
   Class A........................................         45,096         35,286                  13,554          6,221
   Class D........................................          1,996            488                     547            265
                                                       ----------     ----------              ----------     ----------
Total.............................................        777,997        795,094                 404,911        577,290
                                                       ----------     ----------              ----------     ----------
Shares repurchased:
   Class A........................................       (995,384)      (981,300)               (805,592)      (704,359)
   Class D........................................        (39,429)       (33,593)                (26,320)       (19,457)
Exchanged into associated Funds:
   Class A........................................       (193,665)      (151,754)               (102,260)       (88,114)
   Class D........................................         (3,903)        (8,586)                   (445)       (25,245)
                                                       ----------     ----------              ----------     ----------
Total.............................................     (1,232,381)    (1,175,233)               (934,617)      (837,175)
                                                       ----------     ----------              ----------     ----------
Decrease in shares................................       (454,384)      (380,139)               (529,706)      (259,885)
                                                       ----------     ----------              ----------     ----------
                                                       ----------     ----------              ----------     ----------

20

-------------------------------------------------------------------------------

Financial Highlights

   The Trust's financial highlights are presented below. "Per share operating performance" data is designed to allow investors to trace the operating performance of each Class, on a per share basis, from the beginning net asset value to the ending net asset value, so that investors can understand what effect the individual items have on their investment, assuming it was held throughout the period. Generally, per share amounts are derived by converting the actual dollar amounts incurred for each item, as disclosed in the financial statements, to their equivalent per share amounts, based on average shares outstanding.

   "Total return based on net asset value" measures each Class's performance assuming that investors purchased shares at net asset value as of the beginning of the period, invested dividends and capital gains paid at net asset value, and then sold their shares at the net asset value on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of each Series. Total returns for periods of less than one year are not annualized.


CALIFORNIA HIGH-YIELD SERIES                                        CLASS A                                 CLASS D
                                                  -------------------------------------------    ------------------------------
                                                                                                      YEAR ENDED        2/1/94*
                                                           YEAR ENDED SEPTEMBER 30,                  SEPTEMBER 30,        TO
                                                  -------------------------------------------    ---------------------
                                                  1997      1996     1995      1994     1993     1997    1996    1995   9/30/94
                                                  -----     -----    -----     -----    -----    -----   -----   -----  ------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period ........    $6.50     $6.47     $6.30    $6.73     $6.65   $6.51    $6.48  $6.31    $6.67
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net investment income........................      .34       .36       .37      .37       .39     .28      .30    .31      .21
Net realized and unrealized investment
  gain (loss)................................      .20       .05       .17     (.34)      .28     .19      .05    .17     (.36)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Increase (Decrease) from Investment
Operations...................................      .54       .41       .54      .03       .67     .47      .35    .48     (.15)
Dividends paid or declared...................     (.34)     (.36)     (.37)    (.37)     (.39)   (.28)    (.30)  (.31)    (.21)
Distributions from net gain realized.........     (.09)     (.02)       --     (.09)     (.20)   (.09)    (.02)    --       --
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Increase (Decrease) in Net Asset Value...      .11       .03       .17     (.43)      .08     .10      .03    .17     (.36)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Asset Value, End of Period...............    $6.61     $6.50     $6.47    $6.30     $6.73   $6.61    $6.51  $6.48    $6.31
                                                 =====     =====     =====    =====     =====   =====    =====  =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                               8.74%     6.49%     8.85%     .41%    10.66%   7.60%    5.53%  7.78%  (2.47)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...............      .87%      .84%      .90%     .85%      .88%   1.77%    1.74%  1.91%    1.74%+
Net investment income to average net assets..     5.26%     5.49%     5.84%    5.74%     5.94%   4.36%    4.59%  4.84%    4.73%+
Portfolio turnover...........................    22.42%    34.75%    17.64%    8.36%     7.70%  22.42%   34.75% 17.64%    8.36%++
Net Assets, End of Period
(000s omitted)...............................   $52,883   $50,264   $51,504  $48,007   $51,218  $3,320   $1,919 $1,277     $650


--------------
See footnotes on page 24.

-------------------------------------------------------------------------------
Financial Highlights


CALIFORNIA QUALITY SERIES                                           CLASS A                                 CLASS D
                                                  -------------------------------------------    ------------------------------
                                                                                                      YEAR ENDED        2/1/94*
                                                           YEAR ENDED SEPTEMBER 30,                  SEPTEMBER 30,        TO
                                                  -------------------------------------------    ---------------------
                                                  1997      1996     1995      1994     1993     1997    1996    1995   9/30/94
                                                  -----     -----    -----     -----    -----    -----   -----   -----  ------
PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period.........    $6.75     $6.65     $6.39    $7.28     $6.85   $6.74    $6.63  $6.38    $7.13
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net investment income........................      .34       .35       .34      .35       .37     .28      .28    .28      .19
Net realized and unrealized investment
  gain (loss)................................      .24       .11       .32     (.73)      .54     .23      .12    .31     (.75)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Increase (Decrease) from Investment
Operations...................................      .58       .46       .66     (.38)      .91     .51      .40    .59     (.56)
Dividends paid or declared...................     (.34)     (.35)     (.34)    (.35)     (.37)   (.28)    (.28)  (.28)    (.19)
Distributions from net gain realized.........       --      (.01)     (.06)    (.16)     (.11)     --     (.01)  (.06)      --
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Increase (Decrease) in Net Asset Value...      .24       .10       .26     (.89)      .43     .23      .11    .25     (.75)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Asset Value, End of Period...............    $6.99     $6.75     $6.65    $6.39     $7.28   $6.97    $6.74  $6.63    $6.38
                                                 =====     =====     =====    =====     =====   =====    =====  =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                               8.87%     7.00%    10.85%  (5.46)%    13.92%   7.75%    6.20%  9.61%  (8.01)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets...............      .82%      .79%      .89%     .81%      .82%   1.72%    1.69%  1.88%    1.77%+
Net investment income to average net assets..     4.99%     5.11%     5.34%    5.20%     5.30%   4.09%    4.21%  4.36%    4.39%+
Portfolio turnover...........................    12.16%    12.84%    11.24%   22.16%    15.67%  12.16%   12.84% 11.24%   22.16%++
Net Assets, End of Period
(000s omitted)...............................   $86,992   $95,560   $94,947  $99,020  $111,732  $1,677   $1,645   $863     $812

--------------
See footnotes on page 24.

-------------------------------------------------------------------------------
Financial Highlights


FLORIDA SERIES                                                      CLASS A                                 CLASS D
                                              -----------------------------------------------    ------------------------------
                                                                                                      YEAR ENDED        2/1/94*
                                                           YEAR ENDED SEPTEMBER 30,                  SEPTEMBER 30,        TO
                                              -----------------------------------------------    ---------------------
                                                  1997      1996     1995      1994     1993     1997    1996    1995   9/30/94
                                                  -----     -----    -----     -----    -----    -----   -----   -----  ------

PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period...........  $7.67     $7.71     $7.34    $8.20     $7.56   $7.68    $7.72  $7.34    $8.10
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net investment income..........................    .36       .38       .40      .42       .46     .30      .32    .34      .24
Net realized and unrealized investment
  gain (loss)..................................    .23       .04       .37     (.74)      .65     .23      .04    .38     (.76)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Increase (Decrease) from Investment
Operations.....................................    .59       .42       .77     (.32)     1.11     .53      .36    .72     (.52)
Dividends paid or declared.....................   (.36)     (.38)     (.40)    (.42)     (.46)   (.30)    (.32)  (.34)    (.24)
Distributions from net gain realized...........   (.10)     (.08)       --     (.12)     (.01)   (.10)    (.08)    --       --
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Increase (Decrease) in Net Asset Value.....    .13      (.04)      .37     (.86)      .64     .13     (.04)   .38     (.76)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Asset Value, End of Period.................  $7.80     $7.67     $7.71    $7.34     $8.20   $7.81    $7.68  $7.72    $7.34
                                                 =====     =====     =====    =====     =====   =====    =====  =====    =====
TOTAL RETURN BASED
ON NET ASSET VALUE:                               8.01%     5.54%    10.87%  (3.99)%    15.21%   7.18%    4.74% 10.07%  (6.64)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets.................   1.04%      .97%      .72%     .42%      .23%   1.81%    1.73%  1.66%    1.29%+
Net investment income to average net assets....   4.70%     4.90%     5.38%    5.49%     5.82%   3.93%    4.14%  4.53%    4.61%+
Portfolio turnover.............................  33.68%    18.53%    11.82%    6.17%    16.42%  33.68%   18.53% 11.82%   6.17%++
Net Assets, End of Period
(000s omitted)................................. $42,024   $45,200   $49,030  $49,897   $52,855  $1,678   $1,277   $603    $244
Without expense reimbursement and/or
management fee waiver:**
   Net investment income per share.............              $.38      $.37     $.38      $.40             $.32   $.31    $.21
   Ratios:
   Expenses to average net assets..............              .97%     1.03%    1.00%     1.03%            1.73%  1.97%   1.84%+
   Net investment income to average net assets.             4.90%     5.07%    4.91%     5.01%            4.14%  4.22%   4.06%+


-------------
See footnotes on page 24.

-------------------------------------------------------------------------------
Financial Highlights


NORTH CAROLINA SERIES                                               CLASS A                                 CLASS D
                                              -----------------------------------------------    ------------------------------
                                                                                                      YEAR ENDED        2/1/94*
                                                           YEAR ENDED SEPTEMBER 30,                  SEPTEMBER 30,        TO
                                              -----------------------------------------------    ---------------------
                                                  1997      1996     1995      1994     1993     1997    1996    1995   9/30/94
                                                  -----     -----    -----     -----    -----    -----   -----   -----  -------

PER SHARE OPERATING PERFORMANCE:
Net Asset Value, Beginning of Period........     $7.84     $7.74     $7.30    $8.22     $7.61   $7.83    $7.74  $7.29    $8.17
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net investment income.......................       .37       .37       .39      .41       .43     .31      .31    .33      .23
Net realized and unrealized investment
  gain (loss)...............................       .24       .11       .45     (.87)      .63     .25      .10    .46     (.88)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Increase (Decrease) from Investment
Operations..................................       .61       .48       .84     (.46)     1.06     .56      .41    .79     (.65)
Dividends paid or declared..................      (.37)     (.37)     (.39)    (.41)     (.43)   (.31)    (.31)  (.33)    (.23)
Distributions from net gain realized........      (.03)     (.01)     (.01)    (.05)     (.02)   (.03)    (.01)  (.01)      --
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Increase (Decrease) in Net Asset Value..       .21       .10       .44     (.92)      .61     .22      .09    .45     (.88)
                                                 -----     -----     -----    -----     -----   -----    -----  -----    -----
Net Asset Value, End of Period..............     $8.05     $7.84     $7.74    $7.30     $8.22   $8.05    $7.83  $7.74    $7.29
                                                 =====     =====     =====    =====     =====   =====    =====  =====    =====
TOTAL RETURN BASED
 ON NET ASSET VALUE:                               8.01%     6.39%    11.92%  (5.80)%    14.46%   7.33%    5.45% 11.19%  (8.15)%

RATIOS/SUPPLEMENTAL DATA:
Expenses to average net assets..............      1.09%     1.05%      .82%     .44%      .23%   1.85%    1.81%  1.64%    1.27%+
Net investment income to average net assets.      4.66%     4.75%     5.21%    5.29%     5.44%   3.90%    3.99%  4.42%    4.49%+
Portfolio turnover..........................     13.04%    15.12%     4.38%   15.61%     3.13%  13.04%   15.12%  4.38%   15.61%++
Net Assets, End of Period
(000s omitted)..............................    $32,684   $35,934   $37,446  $38,920   $38,828  $1,217   $1,232 $1,257   $1,282

Without expense reimbursement and/or
management fee waiver:**
   Net investment income per share..........                 $.37      $.36     $.35      $.35             $.31   $.31     $.20
   Ratios:
   Expenses to average net assets...........                1.06%     1.18%    1.13%     1.22%            1.82%  2.00%    1.95%+
   Net investment income to average
    net assets..............................                4.74%     4.85%    4.60%     4.45%            3.98%  4.06%    3.82%+


--------------
 * Commencement of operations.
** During the periods stated, the Manager, at its discretion, waived all or a portion of its fees and, in some cases, reimbursed certain expenses for the Florida and North Carolina Series.
 + Annualized.
++ For the year ended September 30, 1994.
See Notes to Financial Statements.

-------------------------------------------------------------------------------
Report of Independent Auditors

The Trustees and Shareholders,
Seligman Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust, as of September 30, 1997, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.

Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the Trust's custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the California High-Yield, California Quality, Florida, and North Carolina Series of Seligman Municipal Series Trust as of September 30, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.




/S/DELOITTE & TOUCHE LLP
New York, New York
October 31, 1997

-------------------------------------------------------------------------------
Trustees

Fred E. Brown
Trustee Emeritus
Director and Consultant, J. & W. Seligman & Co. Incorporated

John R. Galvin 2
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company
Director, USLIFE Corporation

Alice S. Ilchman 3
President, Sarah Lawrence College
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Aluminum Corporation

Betsy S. Michel 2
Trustee, Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board, J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3
Retired Partner, Pitney, Hardin, Kipp & Szuch, Law Firm

James Q. Riordan 3
Director, The Brooklyn Union Gas Company
Trustee, Committee for Economic Development
Director, Dow Jones & Co., Inc.
Director, Public Broadcasting Service

Richard R. Schmaltz 1
Managing Director, J. & W. Seligman & Co. Incorporated
Trustee Emeritus, Colby College

Robert L. Shafer 3
Retired Vice President, Pfizer Inc.
Director, USLIFE Corporation

James N. Whitson 2
Executive Vice President and Director,
   Sammons Enterprises, Inc.
Director, C-SPAN
Director, Red Man Pipe and Supply Company

Brian T. Zino 1
President
President, J. & W. Seligman & Co.  Incorporated
Chairman, Seligman Data Corp.

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Trustee Nominating Committee

-------------------------------------------------------------------------------
Executive Officers

William C. Morris
Chairman

Brian T. Zino
President

Thomas G. Moles
Vice President

Lawrence P. Vogel
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Financial Services, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder Services
(800) 622-4597     24-Hour Automated Telephone Access Service

-------------------------------------------------------------------------------
Glossary of Financial Terms

CAPITAL GAIN DISTRIBUTION -- A payment to mutual fund shareholders of profits realized on the sale of securities in a fund's portfolio. For tax purposes, these profits may be considered short-, mid-, or long-term capital gains and may be taxed at different rates.

CAPITAL APPRECIATION/DEPRECIATION -- An increase or decrease in the market value of a mutual fund's portfolio securities, which is reflected in the net asset value of the fund's shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

COMPOUNDING -- The change in the value of an investment as shareholders receive earnings on their investment's earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will be based not on the original $1,000, but on the $1,070, which includes the first year's earnings.

CONTINGENT DEFERRED SALES LOAD (CDSL) -- Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund (the CDSL expires after a fixed time period).

DIVIDEND -- A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest less expenses).

DIVIDEND YIELD -- A measurement of a fund's dividend as a percentage of the maximum offering price.

EXPENSE RATIO -- The cost of doing business for a mutual fund, expressed as a percent of the fund's net assets.

INVESTMENT OBJECTIVE -- The shared investment goal of a fund and its shareholders.

MANAGEMENT FEE -- The amount paid by a mutual fund to its investment advisor(s).

MULTIPLE CLASSES OF SHARES -- Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A self-regulatory body with authority over firms that distribute mutual funds.

NET ASSET VALUE (NAV) PER SHARE -- The market worth of one fund share, obtained by adding a mutual fund's total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

OFFERING PRICE (OP) -- The price at which a mutual fund's share can be purchased. The offering price per share is the current net asset value plus any sales charge.

PORTFOLIO TURNOVER -- A measure of the trading activity in a mutual fund's investment portfolio that reflects how often securities are bought and sold.

PROSPECTUS -- The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund's investment objective and policies, services, investment restrictions, officers and directors, how shares are bought and redeemed, fund fees and other charges, and the fund's financial statements.

SEC YIELD -- SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

SECURITIES AND EXCHANGE COMMISSION -- The primary US federal agency that regulates the registration and distribution of mutual fund shares.

STATEMENT OF ADDITIONAL INFORMATION -- Document that contains updated or more detailed information about a mutual fund and supplements the prospectus. It is available at no charge upon request.

TOTAL RETURN -- A measure of a fund's performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

YIELD ON SECURITIES -- For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.


-------------
Adapted from the Investment Company Institute's 1997 Mutual Fund Fact Book.

                       SELIGMAN FINANCIAL SERVICES, INC.
                                 an affiliate of

                                [GRAPHIC OMITTED]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017



This material is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs.
    Please read the prospectus carefully before investing or sending money.

TEB2 9/97                                             Printed on Recycled Paper